TRUE GOLD BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2024
TRUE GOLD BUSINESS COMBINATION

NOTE 3 – TRUE GOLD BUSINESS COMBINATION:

On July 29, 2020, the Group (through Security Matters Limited) signed a shareholders’ agreement with W.A. Mint Pty Ltd. and TrueGold. The purpose of the agreement is to set the framework for TrueGold’s activity. TrueGold’s goal is to establish an industry standard with the development of an innovative system that can invisibly mark (at a molecular level), track and trace gold bars and gold through every stage of the supply chain with blockchain technology, using the Company’s advanced next-generation technology. Under the terms of the agreement, TrueGold will be equally held by the above two-mentioned entities, with the goal of adding other shareholders. Management has assessed the transaction and reached the conclusion that the new entity is jointly controlled by Security Matters Limited, and W.A. Mint Pty Ltd. The Company’s management has further determined that the contractual arrangement provides the parties to the joint arrangement with rights to the net assets of the arrangement.

The contractual arrangement establishes each party’s share in the profit or loss relating to the activities of the arrangement. The arrangement is a joint venture and the Company’s interests in this joint venture is accounted for using the equity method of accounting.

On October 3, 2023 (acquisition date), the Company (through its wholly owned subsidiary - Security Matters Limited) signed an agreement with TrueGold shareholders to acquire an additional 7.5% which increased the Company’s holdings to 51.9% in TrueGold and resulted in the Company gaining control over TrueGold. This strategic transaction to gain control of TrueGold diversifies the Company’s operations into TrueGold’s pioneering ventures in research and development and future revenue commercialization. In July 19, 2024, the Company’s ownership percentage (through its wholly owned subsidiary - Security Matters Limited) in TrueGold increased from 51.9% to 52.9% as part of the PMB transaction described below in note 17(19), to exchange its shares in TrueGold for 1,022 Company shares.

The Company previously held 44.4% of the shares of TrueGold which, up to the acquisition date and the beginning of consolidation, were treated as an investment in a joint venture which accounted for under the equity method. At the time the transaction was completed and control was obtained, the balance of the investment was remeasured at fair value of $22,164 and a gain was recognized in the amount of $22,164, which was recorded in the statement of comprehensive loss (the carrying amount of the previous investment in TrueGold was approximately nil). This fair value amount was added to the consideration transferred for the calculation of goodwill, as described below.

The Company has elected to measure the non-controlling interests in TrueGold at full fair value which includes also the non-controlling interests’ share in the entire goodwill of TrueGold. The fair value of the non-controlling interests in TrueGold was based on the fair value of TrueGold as a whole, as described above, and was estimated using the discounted cash flow method of the income approach, as TrueGold is a private company and therefore quoted market prices of its share were unavailable. The fair value has been determined by management with the assistance of a valuation performed by an external and independent valuation specialist using valuation techniques and assumptions as to estimates of projected net future cash flows of TrueGold and estimate of the suitable discount rate for these cash flows. The significant assumptions used in estimating the fair value of TrueGold are:

1.	After-tax net cash flow discount rate (weighted average cost of capital) of 24.8%.
2.	Terminal value cash flow multiple of 4.59 and terminal growth rate of 3%.
3.	Discount for lack of marketability of 25.2% (or $11.17), resulting in a fair value of $33.12 per ordinary share of True Gold).

The total cost of the business combination comprised a full forgiveness of the outstanding payables from TrueGold to Security Matters Limited which amounted to AUD 475 thousand (approximately $307) at acquisition date. The calculation of the goodwill upon acquisition included also the fair value of the previous investment in TrueGold.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 3 – TRUE GOLD BUSINESS COMBINATION (CONT.):

The fair value of the identifiable assets and liabilities of TrueGold on the acquisition date:

	US$ in thousands
Cash and cash equivalents		13
Other current receivables		155
Intangible asset (core technology license)		10,449
Trade payables		277

Net identifiable assets		10,340
Non-controlling interests		(20,826)
Goodwill		32,957

Loan to TrueGold	307

Fair value of previous investment	22,164
		22,471

The only intangible asset identified in the purchase price allocation, and recognized as shown in the table above, represents a core technology license that reflects the existence of underlying technology that has value through its continued use or re-use in many products or many generations of a singular product (that is, a product family). As mentioned above, this core technology license represents the current right of TrueGold to use the Group’s intellectual property of technology under a license agreement signed in 2020. For the purpose of the purchase price allocation, this right was treated as a reacquired right and accordingly was recognized separately from goodwill and valued on the basis of the remaining contractual term of the related contract, regardless of whether market participants would consider potential contractual renewals. After acquisition, this intangible asset should be amortized in according to its economic useful life. See also note 7.

The goodwill arising from this acquisition is attributed to the expected benefits from the synergies of the combination of the activities of the Group and TrueGold. The goodwill recognized is not expected to be deductible for income tax purposes.